Debentures	12 Months Ended
Dec. 31, 2025
Debentures [Abstract]
Debentures
Note 13 - Debentures

	Current liabilities		Non-current liabilities		Total
	As of December 31		As of December 31		As of December 31
	2025	2024	2025	2024	2025	2024
	USD in thousands	USD in thousands	USD in thousands	USD in thousands	USD in thousands	USD in thousands
Debentures (Series E) (1)	-	21,464	-	-	-	21,464
Debentures (Series F) (2)	173,571	23,498	-	150,389	173,571	173,887
Debentures (Series C) (3)	-	-	155,894	133,056	155,894	133,056
Debentures (Series D) (3)	-	-	335,681	283,605	335,681	283,605
Debentures (Series G) (4)	-	-	141,634	-	141,635	-
Debentures (Series H) (4)	-	-	117,907	-	117,906	-

Total Debentures	173,571	44,962	751,116	567,050	924,687	612,012

1.	Debentures (Series E)

In June 2018, the Company issued NIS 135,000,000 par value of debentures (Series E) with a par value of NIS 1 each, with the following main terms:

•
The debentures (Series E) were not linked to any index and were repaid in 12 semi-annual payments, each at a rate of 3.5% of the principal amount, and last payment at a rate of 58% that was paid on March 1, 2025.

•	The debentures bared fixed annual interest of 4.25%, that was paid twice per year.

2.	Debentures (Series F)

In 2019, 2022 and 2023 the Company issued par value of NIS 222,000,000, NIS 335,870,101 and NIS 335,182,000, respectively, with the following main terms:

The debentures are not linked to any index and are repayable in 7 annual payments, first six annual payments at a rate of 8% of the debentures' principal and the last payment in September 2026 at a rate of 52% of the debentures' principal. The interest rate of the debentures is 3.45% and are paid twice per year.

Main financial covenants in respect of the debentures (Series F)

•	The Company’s equity according to its financial statements (audited or reviewed) will be no less than NIS 375 million.

•	The ratio of standalone net financial debt to net cap will not exceed 70% during two consecutive financial statements.

•
The standalone net financial debt does not exceed NIS 10 million, and the ratio of net financial debt (consolidated) to EBITDA as of the calculation date (if any) does not exceed 18 during more than two consecutive financial statements (audited or reviewed).

•	The equity to total balance sheet ratio in the Company’s standalone reports will be no less than 20% during two consecutive financial statements (audited or reviewed).

•
The Company will not create and/or will not agree to create, in favor of any third party whatsoever, a floating charge of any priority on all of its assets, i.e., a general floating charge, to secure any debt or obligation whatsoever.

•	The Company’s undertaking to repay the debentures is not secured by any collateral, or any other security

•	Insofar as the Series F have not been repaid in full, the Company will not perform any distribution except subject to the cumulative conditions specified in the trust deed of the Debentures.

As of December 31, 2025, the Company is in compliance with all of the financial covenants in accordance with the trust deed, as stated above.

3.	Debentures (Series C and D)

On July 30, 2021, the Company issued two bond series: Series C and Series D, as specified below.

Convertible Debentures (Series C)

The Company completed an issuance of debentures convertible into registered ordinary shares, with a par value of NIS 0.1 each, of the Company (hereinafter: the “Series C”), at a total scope of NIS 367,220,000 par value, at a price of 95.1 agorot per NIS 1 par value, and for a total (gross) consideration of NIS 349,226 thousand.

On March 6, 2022, the Company completed an extension of Series C, at a total scope of NIS 164,363,000 par value, for a total gross consideration of approximately NIS 155,816 thousand.

Presented below are the main terms of Series C:

•	Series C is not linked to any index, has a par value of NIS 1 each, and is repayable in a single payment on September 1, 2028.

•	The unpaid principal balance of the debentures will bear fixed annual interest of 0.75%, to be paid twice per year from 2021 to 2028 (inclusive).

•
The unpaid principal balance of the Series C is convertible into Company's ordinary shares, with a par value of NIS 0.1 each, in the manner specified below: (1) during the period from the date of listing of the series of Series C on the TASE until December 31, 2023, each NIS 90 par value of the debentures (Series C) will be convertible into one ordinary share of the Company; and (2) during the period from January 1, 2024 to August 22, 2028, each NIS 240 par value of Series C will be convertible into one ordinary share of the Company.

•	In 2021 Midroog Ltd. updated the rating of the debentures (Series C) which the Company issued, from A3.il to A2.il, stable rating outlook, and up to December 31, 2025 the rating remained consistent.

•	The Company’s undertaking to repay the debentures is not secured by any collateral, or any other security

During 2023 NIS 80,570 par value of Series C converted into 895 ordinary shares of the Company.

Debentures (Series D)

The Company completed an issuance of debentures (hereafter: “Series D”), at a total scope of NIS 385,970,000 par value, at a price of 90.8 agorot per NIS 1 par value, and for a total (gross) consideration of NIS 350,461 thousand.

On October 10, 2024, and November 21, 2024, the company completed two extensions of NIS 591,016,000 and NIS 200,000,000 series D, with a par value of NIS 1 each for total consideration of NIS 671 million. After the aforementioned extensions and as of December 31, 2025, the total scope of the debentures (Series D) amounts to 1,176,986,000 par value.

Presented below are the main terms of Series D:

•	Series D is not linked to any index, has a par value of NIS 1 each, and is repayable in 2 equal payments which will be paid on September 1 2027 and 2029.

•	The unpaid principal balance of the debentures bears fixed annual interest of 1.5%, to be paid twice per year, from 2021 to 2029 (inclusive).

•	In 2021 Midroog Ltd. updated the rating of the debentures (Series D) which the Company issued, from A3.il to A2.il, stable rating outlook, and up to December 31, 2025 the rating remained consistent.

•	The Company’s undertaking to repay the debentures is not secured by any collateral, or any other security.

Main financial covenants in respect of the debentures (Series C and Series D)

•	The Company’s equity according to its financial statements (audited or reviewed) will be no less than NIS 1,250 million.

•	The ratio between standalone net financial debt and net cap will not exceed 65% during two consecutive financial statements (audited or reviewed).

•	The equity to total balance sheet ratio in the Company’s standalone financial statements will be no less than 25% during two consecutive financial statements (audited or reviewed).

•
The ratio of net financial debt (consolidated) to EBITDA as of the calculation date (if any) will not exceed 15 during more than two consecutive financial statements (audited or reviewed). The debt attributed to the projects during the construction stage (including senior debt and mezzanine non-recourse loans) will not be included in that calculation.

•
The Company will not create and/or will not agree to create, in favor of any third party whatsoever, a floating charge of any priority on all of its assets, i.e., a general floating charge, to secure any debt or obligation whatsoever.

•
The Company will not perform a distribution, as this term is defined in the Companies Law, including a buyback of its shares, except subject to cumulative conditions specified in the trust deed of the debentures.

•
Mechanism was determined for adjusting the interest rate due to a deviation from the financial covenants and due to a change in the rating or discontinuation of it. The total interest rate increases will not exceed more than 1.25% above the interest rate which was determined in the first offering report of the debentures.

As of December 31, 2025, the Company is in compliance with all of the financial covenants in accordance with the trust deed, as stated above.

4.	Debentures (Series G and H)

On February 26, 2025, the Company issued two bond series: Series G and Series H, as specified below.

Convertible Debentures (Series H)

The Company completed an issuance of debentures convertible into registered ordinary shares, with a par value of NIS 0.1 each, of the Company (hereinafter: the “Series H”), at a total scope of NIS 414,847,000 par value, at a price of NIS 1 per note, and for a total (gross) consideration of NIS 414,847,000.

Presented below are the main terms of Series H:

•	Series H is not linked to any index, has a par value of NIS 1 each, and is repayable in in 4 equal payments which will be paid on September 1 of the years 2030-2033.

•	The unpaid principal balance of the Series H debentures will bear fixed annual interest of 4%, to be paid twice per year from 2025 to 2033 (inclusive).

•
The unpaid principal balance of the Series H is convertible into Company's ordinary shares, with a par value of NIS 0.1 each, in the manner specified below: (1) during the period from the date of listing of the series H on the TASE until August 31, 2027, each NIS 80 par value of the debentures (Series H) will be convertible into one ordinary share of the Company; and (2) during the period from September 1, 2027 to August 22, 2033, each NIS 1,000 par value of Series H will be convertible into one ordinary share of the Company.

•	Midroog Ltd. rated the convertible debentures (Series H) at A2.il, stable rating outlook.

During 2025 NIS 2,652,981 par value of Series C converted into 33,163 ordinary shares of the Company.

Debentures (Series G)

The Company completed an issuance of debentures (hereafter: “Series G”), at a total scope of NIS 468,784,000 par value, at a price of NIS 0.971 per not, and for a total (gross) consideration of NIS 455,189,264.

Presented below are the main terms of Series G:

•	Series G is not linked to any index, have a par value of NIS 1 each, and are repayable in 4 equal payments which will be paid on September 1 of the years 2030-2033.

•	The unpaid principal balance of the Series G debentures will bear fixed annual interest of 5% to be paid twice per year from 2025 to 2033 (inclusive)

•	Midroog Ltd. rated the convertible debentures (Series G) at A2.il, stable rating outlook.

Main financial covenants in respect of the debentures (Series G and Series H)

•	The Company’s equity according to its financial statements (audited or reviewed) will be no less than USD 600 million.

•	The ratio between standalone net financial debt and net cap will not exceed 65% during two consecutive financial statements (audited or reviewed).

•	The equity to total balance sheet ratio in the Company’s standalone financial statements will be no less than 28% during two consecutive financial statements (audited or reviewed).

•
The ratio of net financial debt (consolidated) to EBITDA as of the calculation date (if any) will not exceed 17 during more than two consecutive financial statements (audited or reviewed). The debt attributed to the projects during the construction stage (including senior debt and mezzanine non-recourse loans) will not be included in that calculation.

•
The Company will not create and/or will not agree to create, in favor of any third party whatsoever, a floating charge of any priority on all of its assets, i.e., a general floating charge, to secure any debt or obligation whatsoever.

•
The Company will not perform a distribution, as this term is defined in the Companies Law, including a buyback of its shares, except subject to cumulative conditions specified in the trust deed of the debentures.

•
Mechanism was determined for adjusting the interest rate due to a deviation from the financial covenants and due to a change in the rating or discontinuation of it. The total interest rate increases will not exceed more than 1% above the interest rate which was determined in the first offering report of the debentures.

As of December 31, 2025, the Company is in compliance with all of the financial covenants in accordance with the trust deed, as stated above.